MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JULY 1, 2014

TO THE

PROSPECTUS DATED APRIL 28, 2014

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Effective immediately, the following changes are made to the prospectus of Third Avenue Small Cap Value Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers.    Curtis Jensen, Co-Team Leader, Portfolio Manager, has managed the Portfolio since 2002. Robert L. Rewey, III, Co-Team Leader, Portfolio Manager, has managed the Portfolio since 2014. Tim Bui and Charles Page, Portfolio Managers, have managed the Portfolio since 2013.

In the subsection entitled “The Subadviser,” the section entitled “Additional Information About Management” is amended and restated as follows:

The Portfolio is currently managed by Third Avenue’s Small-Cap Value team. The team is made up of established investment professionals. Current members of the team include Curtis Jensen, Co-Team Leader, Portfolio Manager; Robert L. Rewey, III, Co-Team Leader, Portfolio Manager; Tim Bui, Portfolio Manager; and Charles Page, Portfolio Manager.

Mr. Jensen, Portfolio Manager, is a co-team leader of the Portfolio and a Third Avenue proprietary fund. He joined Third Avenue in 1995.

Mr. Rewey, CFA, Portfolio Manager, is a co-team leader of the Portfolio and a Third Avenue proprietary fund. He joined Third Avenue in 2014. Mr. Rewey was a Senior Vice President and Senior Portfolio Manager at Cramer Rosenthal McGlynn, LLC from 2003 to 2014.

Mr. Bui, CFA, Portfolio Manager, is co-manager of the Portfolio and a Third Avenue proprietary fund. He joined Third Avenue in 2012. Mr. Bui was the Founder and Owner of Passiko Investments from 2008 to 2012. He was a Portfolio Manager at Stark Investments from 2006 to 2008.

Mr. Page, CFA, Portfolio Manager, is co-manager of the Portfolio and a Third Avenue proprietary fund. He joined Third Avenue in 2006.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE